Contract liabilities and Deferred Revenue - Schedule of Contract Liabilities and Deferred Revenue (Details) - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Schedule of Sources of Deferred Revenue [Line Items]
Deferred revenue - Sponsorship	€ 273,530	€ 492,200
Contract liabilities – Other Income (Grants)	309,078		€ 92,558
SS Juve Stabia [Member]
Schedule of Sources of Deferred Revenue [Line Items]
Deferred revenue - Sponsorship	169,000
Brera Milano [Member]
Schedule of Sources of Deferred Revenue [Line Items]
Deferred revenue - Sponsorship			77,558
FKAP [Member]
Schedule of Sources of Deferred Revenue [Line Items]
Deferred revenue - Sponsorship			15,000
FKAP [Member]
Schedule of Sources of Deferred Revenue [Line Items]
Contract liabilities – Other Income (Grants)	€ 140,078